11. NON-FINANCIAL ASSETS AND LIABILITIES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 162,758	$ 164,176
Translation effect	5	(430)
Impairment	(2,081)	0
Increases	25,071	24,787
Transfers	0	(139)
Decreases	(2,236)	(25,636)
Property, plant and equipment, ending	183,517	$ 162,758
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	818
Translation effect	0
Impairment	0
Increases	2
Transfers	0
Decreases	0
Property, plant and equipment, ending	820
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	7,497
Translation effect	0
Impairment	0
Increases	20
Transfers	332
Decreases	(35)
Property, plant and equipment, ending	7,814
Equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	36,569
Translation effect	5
Impairment	(244)
Increases	32
Transfers	3,244
Decreases	0
Property, plant and equipment, ending	39,606
High, medium and low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	36,429
Translation effect	0
Impairment	0
Increases	381
Transfers	1,595
Decreases	(344)
Property, plant and equipment, ending	38,061
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	13,471
Translation effect	0
Impairment	0
Increases	113
Transfers	188
Decreases	(3)
Property, plant and equipment, ending	13,769
Transforming chamber and platforms
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	7,532
Translation effect	0
Impairment	0
Increases	32
Transfers	354
Decreases	(59)
Property, plant and equipment, ending	7,859
Meters
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	7,516
Translation effect	0
Impairment	0
Increases	18
Transfers	356
Decreases	0
Property, plant and equipment, ending	7,890
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	18,580
Translation effect	0
Impairment	0
Increases	26
Transfers	3,892
Decreases	(1,324)
Property, plant and equipment, ending	21,174
Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	8,910
Translation effect	0
Impairment	0
Increases	995
Transfers	164
Decreases	0
Property, plant and equipment, ending	10,069
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	641
Translation effect	0
Impairment	0
Increases	192
Transfers	(4)
Decreases	(16)
Property, plant and equipment, ending	813
Furniture and fixtures and software equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,169
Translation effect	0
Impairment	0
Increases	268
Transfers	98
Decreases	(3)
Property, plant and equipment, ending	2,532
Communication equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	535
Translation effect	0
Impairment	0
Increases	3
Transfers	16
Decreases	0
Property, plant and equipment, ending	554
Materials and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	1,068
Translation effect	0
Impairment	0
Increases	216
Transfers	(49)
Decreases	(13)
Property, plant and equipment, ending	1,222
Refining and distribution industrial complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	332
Translation effect	0
Impairment	0
Increases	0
Transfers	31
Decreases	0
Property, plant and equipment, ending	363
Petrochemical Industrial Complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,287
Translation effect	0
Impairment	(1,837)
Increases	0
Transfers	108
Decreases	0
Property, plant and equipment, ending	558
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	17,155
Translation effect	0
Impairment	0
Increases	22,623
Transfers	(10,255)
Decreases	0
Property, plant and equipment, ending	29,523
Advances to suppliers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	1,081
Translation effect	0
Impairment	0
Increases	150
Transfers	(70)
Decreases	(439)
Property, plant and equipment, ending	722
Other goods
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	168
Translation effect	0
Impairment	0
Increases	0
Transfers	0
Decreases	0
Property, plant and equipment, ending	$ 168